JPMorgan Small Cap Value Portfolio
JPMorgan Small Cap Value Portfolio PORTFOLIO SUMMARY:
Investment Objective
Long-term capital growth.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JPMorgan Small Cap Value Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses JPMorgan Small Cap Value Portfolio		Class A	Class B
Management Fee		0.77%	0.77%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.05%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Portfolio Operating Expenses		0.84%	1.09%
Fee Waiver	[1]	(0.09%)	(0.09%)
Net Operating Expenses		0.75%	1.00%
[1]	Restated to reflect that MetLife Advisers, LLC, has contractually agreed, for the period from May 1, 2015, through April 30, 2016, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the first $50 million of the Portfolio's average daily net assets and 0.675% of such assets over $50 million. This arrangement may be modified or discontinued prior to April 30, 2016, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JPMorgan Small Cap Value Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	77	260	459	1,032
Class B	103	339	595	1,326

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
J.P. Morgan Investment Management Inc. (“JPMIM” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in equity securities of small cap companies. The Portfolio defines small cap companies as companies with market capitalizations equal to those within the universe of the Russell 2000 Value Index stocks at the time of purchase. As of December 31, 2014, the highest capitalization of a company included in the Russell 2000 Index was $7.3 billion. In reviewing investment opportunities for the Portfolio, JPMIM uses a value-oriented approach. The Portfolio’s equity investments are primarily common stocks. The Portfolio may also invest in real estate investment trusts.

The Portfolio may use derivative instruments as substitutes for securities in which the Portfolio can invest. To the extent the Portfolio uses derivatives, the Portfolio will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process

In managing the Portfolio, JPMIM employs a process that ranks stocks based on its proprietary stock ranking system. The rankings are then reviewed and adjusted utilizing fundamental research conducted by the investment team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into the portfolio. In general, stocks are purchased when they are among the top ranked within their sector. Stocks become candidates for sale when their ranking falls, when they appear unattractive or when the company is no longer a small cap company. The Portfolio may continue to hold a security if it believes further substantial growth is possible. Risk factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Real Estate Investment Risk.    Investments in real estate investment trusts and other real estate related securities may be adversely impacted by the performance of the real estate market generally or that of a particular sub-sector or geographic region.

Derivatives Risk. The Portfolio may invest in derivatives, including futures contracts, to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 29, 2013, JPMIM became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the Portfolio’s former subadvisers using different investment objectives and investment strategies than those of the Portfolio.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	2nd – 2009	21.90%
Lowest Quarter	3rd – 2011	-22.70%

Average Annual Total Return as of December 31, 2014
Average Annual Total Returns JPMorgan Small Cap Value Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	4.66%	11.62%	9.18%		May 02, 2005
Class B	4.37%	11.33%	7.85%		Apr. 28, 2008
Russell 2000 Value Index (Indices reflect no deduction for mutual fund fees or expenses)	4.22%	14.26%	8.18%	[1]
[1]	Index performance is from 5-2-05.